STOCK OPTIONS (Details 6) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Number granted	7,335,000	700,000	6,800,000
Restricted Stock Units One [Member]
IfrsStatementLineItems [Line Items]
Number granted	291,700
Vesting terms	100% of the RSUs vest on January 1, 2025
Restricted Stock Units Two [Member]
IfrsStatementLineItems [Line Items]
Number granted	60,000
Vesting terms	100% of the RSUs vest on December 31, 2025
Restricted Stock Units Three [Member]
IfrsStatementLineItems [Line Items]
Number granted	374,000
Vesting terms	100% of the RSUs vest on January 1, 2026
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number granted	725,700